UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (Parenthetical) $ in Thousands	9 Months Ended
Sep. 30, 2025 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 2,769
Net Of Issuance Costs	$ 413